Summary of Costs to Obtain Contract Activity (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Capitalized contract cost, beginning balance	$ 51,472	$ 69,737	$ 69,737	$ 90,662
Commissions Incurred	31,610	88,928	242,810	343,003
Deferred Commissions Recognized	(44,620)	(104,289)	(261,075)	(363,928)
Capitalized contract cost, ending balance	$ 38,462	$ 54,376	$ 51,472	$ 69,737